Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of share options
Outstanding at the beginning of the year	2,908,598
Granted	560,060
Exercised	(282,479)
Forfeited	(89,965)
Outstanding at the end of the year	3,096,214	2,908,598
Exercisable at the end of the year	2,176,521
Weighted-average exercise price
Outstanding at the beginning of the year	$ 47.85
Granted	61.91
Exercised	12.99
Forfeited	83.29
Outstanding at the end of the year	52.54	$ 47.85
Exercisable at the end of the year	$ 32.85
Weighted-average remaining contractual term (in years)
Outstanding	5 years 3 months 7 days	6 years 14 days
Exercisable at the end of the year	5 years 25 days